Operations - Divestments - Sale of CGR Dona Juana S.A ESP. ("Dona Juana") - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Jan. 09, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2016 BRL (R$) Installment
Dona Juana [member]
Disclosure of business perspectives [line items]
Ownership interest sold	51.00%
Percentage of proceeds received for investments			59.60%	59.60%
Sale amount	R$ 6,207
Number of installment payments for investments		6	4	4
Term of agency agreement for sale of investments		18 months
Additional term of agency agreement for sale of investments		12 months
Additional extended term of agency agreement for sale of investments		14 months
Sale amount	R$ 10,410	R$ 2,817
Due date of principal obligation		June 2019
Over due installment		R$ 620
Estre Sucursal Colombia [Member]
Disclosure of business perspectives [line items]
Additional consideration received			R$ 1,386	R$ 1,386